BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Professional fee		$ 2,267	$ 1,628	$ 1,361
Purchasing of patent				12
Patents [Member]
Disclosure of transactions between related parties [line items]
Purchasing of patent				12
KeyOfficer [Member]
Disclosure of transactions between related parties [line items]
Professional fee		$ 486	$ 450	$ 537
Chief Executive Officer and Chief Medical Officer [Member]
Disclosure of transactions between related parties [line items]
One-time bonus payments	$ 120